Non-current Bank Credit Lines and Loan Facilities - Schedule of Finance Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Interest expense on drawn facilities	$ 209,189	$ 93,809	$ 13,406
Amortization of financing costs and debt discount	17,749	12,890	523
Transaction and one time financing costs	0	75,391	0
Other financing costs/(credits)	2,793	333	(910)
Total financing costs	$ 229,731	$ 182,423	$ 13,019